STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5%
Alabama - .7%
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000		1,963,080
Arizona - .8%
Maricopa County Unified School District No 4 Mesa, GO, Ser. A	5.00	7/1/2025	1,840,000		2,209,840
Arkansas - .4%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2020	1,070,000		1,091,047
California - 4.0%
California, GO, Refunding	5.00	4/1/2024	1,500,000		1,757,895
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR*.7 +.38%	2.06	8/1/2021	2,280,000	[a]	2,280,342
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Inc. Project) Ser. A	2.50	5/1/2024	2,625,000		2,699,025
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2021	2,700,000		2,871,261
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000		1,503,082
				11,111,605
Colorado - 1.2%
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000		3,341,730
Connecticut - .8%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000		2,152,560
District of Columbia - 2.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000		1,332,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
District of Columbia - 2.3% (continued)
Metropolitan Washington D.C. Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	5,144,850
				6,476,850
Florida - 13.6%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,937,705
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2020	5,700,000	5,784,759
Citizens Property Insurance Corp., Revenue Bonds, Ser. A-1	5.00	6/1/2020	4,450,000	4,595,737
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,394,675
Hillsborough County Solid Waster & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,328,809
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2024	3,000,000	3,329,010
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,358,813
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2020	3,100,000	3,235,470
Orlando Utilities Commission, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2021	2,400,000	2,597,184
Orlando Utilities Commission, Revenue Bonds, Refunding, Ser. C	5.25	10/1/2021	1,660,000	1,805,549
Orlando-Orange County Expressway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	7/1/2021	4,710,000	4,884,034
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,620,285
South Florida Water Management District, COP, Refunding	5.00	10/1/2020	1,500,000	1,568,415
				37,440,445
Georgia - 2.2%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Inc. Project) Ser. A	5.00	7/1/2021	2,000,000	2,141,320
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Inc. Project) Ser. A	5.00	7/1/2020	1,800,000	1,864,314

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Georgia - 2.2% (continued)
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2021	2,000,000	2,073,140
				6,078,774
Illinois - 11.1%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,114,980
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2020	1,985,000	2,017,197
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2022	1,200,000	1,324,908
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2021	1,315,000	1,414,046
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2020	1,000,000	1,042,940
Chicago O'Hare International Airport, Revenue Bonds, Refunding (Chicago O'Hare International Airport) Ser. B	5.00	1/1/2021	1,795,000	1,890,135
Illinois Finance Authority, Revenue Bonds, Refunding (OFS Healthcare System) Ser. A	5.00	11/15/2020	2,405,000	2,519,309
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	1,200,000	1,254,120
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	2,590,000	2,706,809
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. A	5.00	12/1/2020	1,850,000	1,941,834
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	5,193,120
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2020	1,000,000	1,048,480
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,524,065
Springfield II Electric, Revenue Bonds, Refunding	5.00	3/1/2020	2,000,000	2,045,220
University of Illinois, Revenue Bonds, Refunding (University of Illinois) Ser. C	5.00	4/1/2025	1,470,000	1,577,207
				30,614,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Indiana - 5.5%
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.)	3.13	12/1/2024	3,000,000	3,195,330
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System) Ser. A	5.00	11/1/2021	1,000,000	1,080,820
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System) Ser. A	5.00	11/1/2022	1,135,000	1,264,447
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (Indianapolis Airport Authority Project) Ser. A1	5.00	1/1/2021	3,870,000	4,067,447
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,517,250
				15,125,294
Louisiana - 1.2%
Louisiana Citizens Property Insurance Corp., Revenue Bonds, Refunding	5.00	6/1/2020	3,100,000	3,201,525
Maine - .4%
Finance Authority of Maine, Revenue Bonds, Refunding, Ser. A1	5.00	12/1/2024	1,000,000	1,152,900
Maryland - 2.3%
Baltimore, Revenue Bonds (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	1,068,470
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System) Ser. B	5.00	7/1/2022	1,600,000	1,770,112
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,383,275
				6,221,857
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	800,453
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2020	450,000	465,530
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	3,054,202
				4,320,185

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Michigan - 2.2%
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System)	5.00	11/15/2021	1,125,000	1,215,484
Michigan Finance Authority, Revenue Bonds, Refunding (Local Government Loan Program) (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2020	1,000,000	1,035,020
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. 25-A	5.00	11/1/2019	1,600,000	1,616,960
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,278,300
				6,145,764
Missouri - 1.9%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2020	3,960,000	4,088,938
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Saint Luke's Health System, Inc.)	5.00	11/15/2020	1,070,000	1,121,307
				5,210,245
Nevada - 3.0%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	3,100,000	3,364,678
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,158,097
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,500,000	3,744,650
				8,267,425
New Jersey - 6.6%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,300,000	1,381,016
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2020	1,275,000	1,314,219
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,316,670
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp) Ser. A	5.00	7/1/2020	2,000,000	2,071,860

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
New Jersey - 6.6% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,280,000	2,454,899
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2020	3,000,000	3,138,450
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding (Single Family Housing) Ser. D	4.00	4/1/2021	1,410,000	1,461,014
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,856,175
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,161,919
				18,156,222
New York - 7.8%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,084,330
Nassau County, GO, Refunding, Ser. A	5.00	1/1/2020	2,500,000	2,546,325
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2023	3,580,000	3,944,551
Port Authority of New York & New Jersey, Revenue Bonds (Consolidated Bonds, 185th Series)	5.00	9/1/2020	3,400,000	3,541,168
Port Authority of New York & New Jersey, Revenue Bonds (Consolidated Bonds, 195th Series)	5.00	10/1/2021	2,500,000	2,696,150
Port Authority of New York & New Jersey, Revenue Bonds (Consolidated Bonds, 202nd Series)	5.00	10/15/2021	2,000,000	2,159,560
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. 2003 B-2, 1 Month LIBOR*.67 +.35%	1.99	12/3/2019	4,000,000	[a] 4,001,960
TSASC, Revenue Bond, Refunding, Ser. B	5.00	6/1/2020	1,500,000	1,533,090
				21,507,134
Ohio - .5%
Franklin County, Revenue Bonds, Refunding (OhioHealth Corp.)	5.00	5/15/2021	1,275,000	1,359,877

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Pennsylvania - 12.5%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,281,340
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2023	1,000,000		1,124,640
Delaware River Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	1,000,000		1,088,520
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, MUNIPSA + .42%	2.32	9/1/2022	5,000,000	[a]	5,000,050
General Authority of Southcentral Pennsylvania, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000		1,101,940
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. C, MUNIPSA + .72%	2.62	9/1/2023	2,000,000	[a]	2,000,080
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project)	2.15	7/1/2024	2,500,000		2,500,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center)	4.00	3/15/2020	1,200,000		1,221,888
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center) Ser. A	5.00	2/1/2022	1,665,000		1,814,500
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2021	2,135,000		2,274,608
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000		2,340,260
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000		1,293,588
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2020	4,335,000		4,501,247
Philadelphia School District, GO, Refunding, Ser. C	5.00	9/1/2021	4,250,000		4,416,515
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Refunding	5.00	3/1/2021	1,350,000		1,431,013
				34,390,189

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Rhode Island - 1.6%
Rhode Island Health and Educational Building, Revenue Bonds, Refunding (Lifespan Obligation Group)	5.00	5/15/2021	2,250,000	2,381,512
Rhode Island Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	2,020,000	2,079,610
				4,461,122
Tennessee - 1.9%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,139,680
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. C	5.00	2/1/2021	2,905,000	3,042,987
				5,182,667
Texas - 11.5%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2021	1,000,000	1,048,390
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Texas Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,721,888
Dallas Love Field, Revenue Bonds	5.00	11/1/2020	1,000,000	1,046,730
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,356,100
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,588,350
Houston, GO, Refunding, Ser. A	5.00	3/1/2022	1,500,000	1,642,620
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. A, MUNIPSA +.90%	2.80	5/1/2020	5,000,000	[a] 5,008,200
Houston Hotel Occupancy, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2020	1,000,000	1,040,800
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	3,169,106
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2021	1,000,000	1,054,230
Pflugerville Independent School District, GO, Ser. B	2.50	8/15/2023	3,500,000	3,626,385
Texas, GO (College Student Loan Bonds)	5.00	8/1/2021	4,115,000	4,415,354
Texas A&M University, Revenue Bonds, Refunding (Texas A&M University) Ser. E	5.00	5/15/2022	1,000,000	1,104,290
				31,822,443

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.5% (continued)
Utah - .8%
Salt Lake City, Revenue Bonds (Salt Lake International Airport) Ser. A	5.00	7/1/2022	2,000,000	2,197,780
Virginia - .4%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. A	5.00	5/15/2021	1,000,000	1,067,530
Wisconsin - .7%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp Project)	5.00	3/1/2020	2,000,000	2,046,560
Total Investments (cost $271,990,311)			99.5%	274,317,020
Cash and Receivables (Net)			0.5%	1,314,634
Net Assets			100.0%	275,631,654

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	274,317,020	-	274,317,020

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2019, accumulated net unrealized appreciation on investments was $2,326,709, consisting of $2,466,915 gross unrealized appreciation and $140,206 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.